HMK-SK-064-0100

                                 HIGHMARK FUNDS

                         TREASURY PLUS MONEY MARKET FUND
                        SUPPLEMENT DATED OCTOBER 8, 2008
                 TO RETAIL SHARES PROSPECTUS DATED JULY 9, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

HighMark  Treasury  Plus  Money  Market  Fund (the  "FUND")  has  determined  to
                                                    ------
participate in the United States Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "PROGRAM") through December 18, 2008.
                                    --------
Subject to certain conditions and limitations, under the Program the Treasury will guarantee the share price of shares of the Fund outstanding as of September 19, 2008, at $1.00 per share if the Fund's net asset value per share falls below $0.995 unless promptly cured (a "GUARANTEE EVENT"). Such conditions and
                                     ------------------
limitations include the following:

     o For each shareholder of the Fund, the Program provides coverage upon the liquidation of the Fund for the lesser of (a) the number of shares held in an account in the Fund by the shareholder as of the close of business on September 19, 2008, or (b) the number of shares held in an account in the Fund by the shareholder on the date on which a Guarantee Event occurs.

     o The Program only covers the shares of investors who were shareholders of the Fund on September 19, 2008. If a shareholder of the Fund on September 19, 2008, exchanges its shares for shares of another HighMark money market fund (the "New Fund") after September 19, 2008, the shares of the New Fund will not be covered under the Program.

     o The total amount of coverage available to all mutual funds participating in the Program is currently approximately $50 billion; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

     o The Program provides coverage only if a Guarantee Event occurs during the term of the Program.

The initial term of the Program expires on December 18, 2008. The Treasury may elect to extend the Program but to no later than September 18, 2009; however, there can be no assurance that the Fund will participate in any extension of the Program. The cost to participate in the Program will be borne by the Fund and will not be subject to any expense limitation agreement.

HMK-SK-063-0100
BR Code HIGH07081023
                                 HIGHMARK FUNDS

                         TREASURY PLUS MONEY MARKET FUND
                        SUPPLEMENT DATED OCTOBER 8, 2008
                TO FIDUCIARY SHARES PROSPECTUS DATED JULY 9, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

HighMark  Treasury  Plus  Money  Market  Fund (the  "FUND")  has  determined  to
                                                    ------
participate in the United States Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "PROGRAM") through December 18, 2008.
                                    --------
Subject to certain conditions and limitations, under the Program the Treasury will guarantee the share price of shares of the Fund outstanding as of September 19, 2008, at $1.00 per share if the Fund's net asset value per share falls below $0.995 unless promptly cured (a "GUARANTEE EVENT"). Such conditions and
                                     ------------------
limitations include the following:

     o For each shareholder of the Fund, the Program provides coverage upon the liquidation of the Fund for the lesser of (a) the number of shares held in an account in the Fund by the shareholder as of the close of business on September 19, 2008, or (b) the number of shares held in an account in the Fund by the shareholder on the date on which a Guarantee Event occurs.

     o The Program only covers the shares of investors who were shareholders of the Fund on September 19, 2008. If a shareholder of the Fund on September 19, 2008, exchanges its shares for shares of another HighMark money market fund (the "New Fund") after September 19, 2008, the shares of the New Fund will not be covered under the Program.

     o The total amount of coverage available to all mutual funds participating in the Program is currently approximately $50 billion; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

     o The Program provides coverage only if a Guarantee Event occurs during the term of the Program.

The initial term of the Program expires on December 18, 2008. The Treasury may elect to extend the Program but to no later than September 18, 2009; however, there can be no assurance that the Fund will participate in any extension of the Program. The cost to participate in the Program will be borne by the Fund and will not be subject to any expense limitation agreement.

HMK-SK-065-0100
BR Code HIGH07080115
                                 HIGHMARK FUNDS

                         TREASURY PLUS MONEY MARKET FUND
                        SUPPLEMENT DATED OCTOBER 8, 2008
                 TO CLASS S SHARES PROSPECTUS DATED JULY 9, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

HighMark  Treasury  Plus  Money  Market  Fund (the  "FUND")  has  determined  to
                                                    ------
participate in the United States Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "PROGRAM") through December 18, 2008.
                                    --------
Subject to certain conditions and limitations, under the Program the Treasury will guarantee the share price of shares of the Fund outstanding as of September 19, 2008, at $1.00 per share if the Fund's net asset value per share falls below $0.995 unless promptly cured (a "GUARANTEE EVENT"). Such conditions and
                                     ------------------
limitations include the following:

     o For each shareholder of the Fund, the Program provides coverage upon the liquidation of the Fund for the lesser of (a) the number of shares held in an account in the Fund by the shareholder as of the close of business on September 19, 2008, or (b) the number of shares held in an account in the Fund by the shareholder on the date on which a Guarantee Event occurs.

     o The Program only covers the shares of investors who were shareholders of the Fund on September 19, 2008. If a shareholder of the Fund on September 19, 2008, exchanges its shares for shares of another HighMark money market fund (the "New Fund") after September 19, 2008, the shares of the New Fund will not be covered under the Program.

     o The total amount of coverage available to all mutual funds participating in the Program is currently approximately $50 billion; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

     o The Program provides coverage only if a Guarantee Event occurs during the term of the Program.

The initial term of the Program expires on December 18, 2008. The Treasury may elect to extend the Program but to no later than September 18, 2009; however, there can be no assurance that the Fund will participate in any extension of the Program. The cost to participate in the Program will be borne by the Fund and will not be subject to any expense limitation agreement.